Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Expense [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
	Consolidated
	30 June 2024	30 June 2023
	$	$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(3,546,195)	(3,506,220)

Tax at the statutory tax rate of 25%	(886,549)	(876,555)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Permanent differences	332,974	355,356
Timing differences (not meeting deferred asset criteria)	(52,532)	1,334
Carry forward losses (not meeting deferred asset criteria)	606,107	519,865
Income tax expense	-	-

Schedule of Unused Tax Losses Deferred Tax Asset
	Consolidated
	30 June 2024	30 June 2023
	$	$

Deferred tax assets not recognised
Deferred tax assets not recognised comprises temporary differences attributable to:
– Payables, accrued expenses and provisions	33,722	69,018
– Deferred revenue	31,340	34,677
– Other – Expenses deductible in future periods	98,681	123,049
– Other – Right of use assets	-	474
Total deferred tax asset attributable to temporary differences not recognised	163,743	227,218

Schedule of Unused Tax Losses Deferred Tax Asset
	30 June 2024	30 June 2023
	$	$
The amount of unused tax losses for which no deferred tax asset is recognised:
– applicable to the company	5,802,382	3,651,357
– applicable to subsidiaries (not consolidated for tax purposes)	171,618	171,610
Total	5,974,000	3,822,967

Potential tax benefit @ 25%	1,493,500	955,742